CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenues	$ 2,508,600	$ 2,136,200	$ 7,245,100	$ 6,234,500	$ 7,784,400	$ 8,384,900
Cost of revenues	1,145,700	1,037,000	3,419,400	2,978,900	3,847,000	4,342,100
Gross profit	1,362,900	1,099,200	3,825,700	3,255,600	3,937,400	4,042,800
Operating expenses:
General and administrative	1,385,600	509,700	2,441,700	1,458,100	2,275,400	1,713,000
Selling	1,386,100	344,900	2,658,900	880,300	1,185,800	892,600
Research and development	450,000	298,900	1,024,000	795,300	1,139,700	530,500
Termination costs	0	180,700	0	180,700	0	0
Total operating expenses	3,221,700	1,334,200	6,124,600	3,314,400	4,600,900	3,136,100
Income (loss) from operations	(1,858,800)	(235,000)	(2,298,900)	(58,800)	(663,500)	906,700
Other income (expense):
Interest income	22,500	300	71,400	10,000	12,600	3,400
Other income (expense), net	6,100	(42,200)	22,300	(40,100)	(16,500)	(7,800)
Interest expense	0	0	0	0	0	(100)
Total other income (expense)	28,600	(41,900)	93,700	(30,100)	(3,900)	(4,500)
Income (loss) before income tax expense (benefit)	(1,830,200)	(276,900)	(2,205,200)	(88,900)	(667,400)	902,200
Income tax expense (benefit): Current	0	0	0	0	0	166,600
Income tax expense (benefit): Deferred	(378,200)	(45,500)	(472,300)	(15,000)	(214,000)	(6,000)
Total income tax expense (benefit)	(378,200)	(45,500)	(472,300)	(15,000)	(214,000)	160,600
Net income (loss) from continuing operations	(1,452,000)	(231,400)	(1,732,900)	(73,900)	(453,400)	741,600
Discontinued operations:
Net income (loss) from discontinued operations	16,400	(99,600)	(758,400)	(360,300)	(472,500)	(132,000)
Income tax benefit, deferred	0	(16,400)	(179,900)	(67,000)	(222,600)	(36,000)
Net income (loss) from discontinued operations	16,400	(83,200)	(578,500)	(293,300)	(249,900)	(96,000)
Net income (loss)	$ (1,435,600)	$ (314,600)	$ (2,311,400)	$ (367,200)	$ (703,300)	$ 645,600
Continuing operations	$ (0.51)	$ (0.15)	$ (0.61)	$ (0.05)	$ (.30)	$ .49
Discontinued operations	0.01	(0.06)	(0.20)	(0.20)	(.16)	(.06)
Consolidated operations	$ (0.50)	$ (0.21)	$ (0.81)	$ (0.25)	$ (.46)	$ .43